Impairment losses and goodwill - Sensitivity of recoverable amounts (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Sensitivity analysis, percentage used for cash flow projections in the terminal year	10.00%
Percentage of recognition of goodwill relating to certain non-controlling interests (as a percent)	100.00%
Impairment of goodwill	€ (817)	€ (3,702)
Impairment of fixed assets	€ (23)	€ (5)	€ (6)
France (excluding Enterprise), operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.0139	0.0234	0.0141
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.0120)	(0.0217)	(0.0124)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(26.00%)	(39.00%)	(28.00%)
Spain, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.0044	0.0019	0.0001
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.0047)	(0.0021)	(0.0001)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(8.00%)	(4.00%)
Impairment of goodwill		€ (3,702)
Poland, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.0249	0.0269	0.0189
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.0272)	(0.0221)	(0.0151)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(32.00%)	(30.00%)	(23.00%)
Belgium
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.0097
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.0097)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(15.00%)
Romania
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage		0.0044	0.0049
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage		(0.0045)	(0.0049)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage		(10.00%)	(9.00%)
Reasonably possible increase in discount rate in order for unit's recoverable amount to be equal to net carrying value	1.00%
Reasonably possible decrease in perpetual growth rate in order for unit's recoverable amount to be equal to net carrying value	1.00%
Reasonably possible decrease in discounted cash flows of terminal value in order for unit's recoverable amount to be equal to net carrying value	10.00%
Goodwill, cash generating unit, sensitivity analysis, impairment risk of impairment percentage	30.00%
Impairment of goodwill	€ (789)
Sierra Leone
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.0050
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.0072)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(6.00%)
Reasonably possible increase in discount rate in order for unit's recoverable amount to be equal to net carrying value	1.00%
Reasonably possible decrease in perpetual growth rate in order for unit's recoverable amount to be equal to net carrying value	1.00%
Reasonably possible decrease in discounted cash flows of terminal value in order for unit's recoverable amount to be equal to net carrying value	10.00%
Goodwill, cash generating unit, sensitivity analysis, impairment risk of impairment percentage	8.00%
Morocco
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage			0.0354
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage			(0.0433)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage			(53.00%)
Enterprise, operating segment [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in recoverable amount due to reasonably possible increase in discount rate, percentage	0.0100	0.1125	0.1067
Increase (decrease) in recoverable amount due to reasonably possible decrease in perpetual growth rate, percentage	(0.0115)	(0.1026)	(0.1691)
Increase (decrease) in recoverable amount due to reasonably possible decrease in discounted cash flows of terminal value, percentage	(19.00%)	(83.00%)	(82.00%)
Mobile Financial Services
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	€ (28)
Impairment of fixed assets	€ (21)
Top of range [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Percentage of other entities share of aggregated recoverable amount of consolidated entities	3.00%